Feb. 28, 2020
Prospectus Supplement

John Hancock Funds II (the Trust)
Supplement dated February 28, 2020 to the current Class NAV Prospectus (the prospectus), as may be supplemented

Opportunistic Fixed Income Fund (the fund)
(formerly Global Bond Fund)

Effective February 28, 2020, the following information supplements and supersedes any information to the contrary relating to the fund contained in the current prospectus.

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	NAV
None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee[1]	0.65
Other expenses[2,3]	0.45
Total annual fund operating expenses	1.10
Contractual expense reimbursement[4]	-0.01
Total annual fund operating expenses after expense reimbursements	1.09

[1] "Management fee" has been restated to reflect the contractual management fee schedule effective February 28, 2020.
[2] "Other expenses" reflect interest expense resulting from the fund's use of certain investments such as reverse repurchase agreements or sale-buybacks. Such expense is required to be treated as a fund expense for accounting purposes. Any interest expense amount will vary based on the fund's use of those investments as an investment strategy. Had these expenses been excluded, "Other expenses" would have been 0.18%.
[3] "Other expenses" have been estimated for the first year of operations of the fund's Class NAV shares.
[4] The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	NAV
1 year	111
3 years	349
5 years	605
10 years	1,339

Prospectus Supplement

John Hancock Funds II (the Trust)
Supplement dated February 28, 2020 to the current Class 1 Prospectus (the prospectus), as may be supplemented

Opportunistic Fixed Income Fund (the fund)
(formerly Global Bond Fund)

Effective February 28, 2020, the following information supplements and supersedes any information to the contrary relating to the fund contained in the current prospectus.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment option and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment)	1
None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	1
Management fee[1]	0.65
Distribution and service (Rule 12b-1) fees	0.05
Other expenses[2]	0.45
Total annual fund operating expenses	1.15
Contractual expense reimbursement[3]	-0.01
Total annual fund operating expenses after expense reimbursements	1.14

[1] "Management fee" has been restated to reflect the contractual management fee schedule effective February 28, 2020.
[2] "Other expenses" reflect interest expense resulting from the fund's use of certain investments such as reverse repurchase agreements or sale-buybacks. Such expense is required to be treated as a fund expense for accounting purposes. Any interest expense amount will vary based on the fund's use of those investments as an investment strategy. Had these expenses been excluded, "Other expenses" would have been 0.18%.
[3] The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	1
1 year	116
3 years	364
5 years	632
10 years	1,397